CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME/(LOSS) (unaudited) (parenthetical) - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Statement of comprehensive income [abstract]
Actuarial gains/(losses) from defined benefit plans, tax expense (benefit)		$ (2)	$ (5)	$ 7	$ (7)
Fair value adjustments on equity securities, tax expense (benefit)	[1]				$ (3)

[1]	Amount is net of tax benefit of $3 million for the six months ended June 30, 2020.